Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements reflect all adjustments that, in the opinion of management, are of a normal recurring nature and are necessary to fairly present the financial statements for the interim periods. The condensed consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been prepared in accordance with the regulations of the Securities and Exchange Commission (“SEC”) for interim financial statements. Results for the interim periods are not necessarily indicative of results to be expected for the full year. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes thereto included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024, which was filed with the SEC on April 30, 2025.

Principles of Consolidation

Principles of Consolidation

The unaudited condensed consolidated financial statements include the accounts of the Company, and its subsidiaries in which it has a controlling financial interest. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in consolidation. The Group consolidates the loss of the subsidiaries and subtracts the net loss that is attributable to the non-controlling interest holders in calculating the net income (loss) that is attributable to the Group.

Digital Assets

Digital Assets

For the six months ended June 30, 2025, the Group purchased Hyperliquid (“HYPE”), Solana (“SOL”) and Sui (“SUI”) from open market. As of June 30, 2025, digital assets (primarily include HYPE, SOL and SUI) are initially recorded at cost in noncurrent assets in the accompanying unaudited condensed consolidated balance sheets and subsequently remeasured at fair value at the end of each reporting period, with changes in fair value recognized in “changes in fair value on digital assets” in the unaudited condensed consolidated statements of operations.

The Company adopted ASU 2023-08, which requires entities to measure certain cryptocurrencies at fair value, with changes in fair value recorded in net income in each reporting period. The Company’s digital assets are within the scope of ASU 2023-08. The Company adopted ASU 2023-08 for the year beginning on January 1, 2025. The adoption of ASU 2023-08 did not cause a cumulative-effect adjustment to the opening balance of accumulated deficit.

ASC 820 defines “principal market” as the market with the greatest volume and level of activity for the asset or liability. The determination of the principal market (and, as a result, the market participants in the principal market) is made from the perspective of the reporting entity. The Company purchased and sold digital assets, including HYPE, SOL and SUI, on CoinDesk, which provides digital infrastructure for the Company to trade digital assets. CoinDesk is one of the most trusted sources by users, institutions, and media for comparing thousands of digital assets and is commonly cited by major news outlets. Further, CoinDesk calculates price for a digital asset by taking the volume weighted average of all market pair prices reported for the digital asset instead of price from one single exchange. Thus, the Company determined that CoinDesk is the principal market for the digital assets owned.

Purchases of digital assets by the Company are included within investing activities on the accompanying unaudited condensed consolidated statements of cash flows. The changes of digital assets are included within investing activities in the accompanying unaudited condensed consolidated statements of cash flows. Changes in fair value are reported as “changes in fair value on digital assets” and realized gains or losses are reported as “realized gains (loss) on digital assets” in the unaudited condensed consolidated statements of operations. The Company accounts for its gains or losses on disposition in accordance with the first-in first-out method of accounting.

Other Significant Accounting Policies

Other Significant Accounting Policies

The Company’s other significant accounting policies are included in Note 2 –Significant Accounting Policies in the Company’s 2024 Form 20-F. During the six months ended June 30, 2025, there were no significant changes made to the Company’s significant accounting policies except for digital assets.

Reclassification

Reclassification

Certain prior periods amounts have been reclassified to be comparable to the current period presentation. The reclassification has no effect on previously reported net assets or net loss.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which improves the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the effective tax rate reconciliation and income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. This guidance will be effective for the annual periods beginning the year ended December 31, 2025. Early adoption is permitted. Upon adoption, the guidance can be applied prospectively or retrospectively. The Group does not expect the adoption to have a material impact on the unaudited condensed consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40), which requires disaggregated disclosure of income statement expenses for public business entities. The objective of ASU 2024-03 is to “address requests from investors for more detailed information about the types of expenses . . . in commonly presented expense captions (such as cost of sales, SG&A [selling, general, and administrative expenses], and research and development).” Investors advised the FASB that “disclosure of disaggregated information about expenses is critically important in understanding an entity’s performance, assessing an entity’s prospects for future cash flows, and comparing an entity’s performance over time and with that of other entities.” ASU 2024-03 adds ASC 220-40 to require a footnote disclosure about specific expenses by requiring public entities to disaggregate, in a tabular presentation, each relevant expense caption on the face of the income statement that includes any of the following natural expenses: (1) purchases of inventory, (2) employee compensation, (3) depreciation, (4) intangible asset amortization, and (5) depreciation, depletion, and amortization (DD&A) recognized as part of oil- and gas-producing activities or other types of depletion expenses. The tabular disclosure would also include certain other expenses, when applicable. The ASU does not change or remove existing expense disclosure requirements; however, it may affect where that information appears in the footnotes to the financial statements. ASU 2024-03 is effective for all public entities for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Group does not expect the adoption to have a material impact on the unaudited condensed consolidated financial statements.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. The ASU provides additional guidance on whether induced conversion or extinguishment accounting should be applied to certain settlements of convertible debt instruments that do not occur in accordance with the instruments’ preexisting terms. The ASU requires entities to apply a preexisting contract approach. To qualify for induced conversion accounting under this approach, the inducement offer is required to preserve the form of consideration and result in an amount of consideration that is no less than that issuable pursuant to the preexisting conversion privileges. ASU 2024-04 clarifies how entities should assess the form and amount of consideration when applying this approach. In addition, the new ASU clarifies that induced conversion accounting can be applied to settlements of certain convertible debt instruments that are not currently convertible as long as the instrument contained a substantive conversion feature as of both its issuance date and the inducement offer acceptance date. The amendments in the ASU are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group does not expect the adoption to have a material impact on the unaudited condensed consolidated financial statements.

In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Group is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

On July 30, 2025, the FASB issued ASU 2025-05, which amends ASC 326-20 to provide a practical expedient for all entities which elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses, and an accounting policy election for all entities, other than a public business entity, that elect the practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient and, if so, whether it has also applied the accounting policy election. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Group is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.